Shareholders' Deficit (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of share-based compensation expense
Volatility	128.52%
Risk-free interest rate	0.36%
Dividend yield	0.0%
Expected term	5 years

Options [Member]
Schedule of date of grant and terminate
	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2020	-	$-	-
Granted	90,000	$2.50	5.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Expired	-	-	-
Outstanding at June 30, 2020	90,000	$2.50	4.9
Exercisable at June 30, 2020	90,000	$2.50	4.9

Warrants [Member]
Schedule of date of grant and terminate

	Number	Weighted	Weighted	Intrinsic
	of Common	average	average	value
	Stock	exercise	life	of
	Warrants	price	(years)	Warrants
Outstanding, January 1, 2019	-	$-	-
Granted	200,000	1.25	5.00
Exercised	-	-	-
Canceled	-	-	-
Outstanding, December 31, 2019	200,000	1.25	4.26
Granted	200,000	1.25	5.00
Exercised	-	-	-
Canceled	-	-	-
Outstanding, June 30, 2020	400,000	$1.25	4.32	$808,000

Exercisable, June 30, 2020	400,000	$1.25	4.32	$808,000